Financing receivables,net (Tables)	6 Months Ended
Jun. 30, 2025
Financing receivables,net (Tables)
Schedule of Financing receivable
	Principal	Interest	Total
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Increase in accrued interest	-	620,442	620,442
Principal and interest derecognized	(40,330,364)	(5,956,485)	(46,286,849)
Foreign currency translation adjustment	258,028	34,140	292,168
Balance as of June 30, 2025	$-	$-	$-
Allowance for credit losses			-
Financing receivables, net			-
	Principal	Interest	Total
Balance as of December 31, 2023	$41,197,763	$3,585,248	$44,783,011
Increase in accrued interest	-	1,840,722	1,840,722
Foreign currency translation adjustment	(1,125,427)	(124,067)	(1,249,494)
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Allowance for credit losses			(2,268,712)
Financing receivables, net			43,105,527

Schedule of allowance for credit losses
	June 30,	December 31,
	2025	2024
Balance at beginning of period	$2,268,712	$2,239,151
Change in allowance for credit losses	(2,283,320)	92,036
Foreign currency translation adjustment	14,608	(62,475)
Balance at end of period	$-	$2,268,712